Cover	Jan. 12, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2024
Entity File Number	001-41176
Entity Registrant Name	AP ACQUISITION CORP
Entity Central Index Key	0001862993
Entity Tax Identification Number	98-1601227
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Collyer Quay
Entity Address, Address Line Two	#14-06 Ocean Financial Center
Entity Address, Country	SG
Entity Address, Postal Zip Code	049315
City Area Code	+65
Local Phone Number	6808 6510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share
Trading Symbol	APCA-U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	APCA
Security Exchange Name	NYSE
Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units
Trading Symbol	APCA-W
Security Exchange Name	NYSE